Share based payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the three and six months ended June 30, 2023 and 2022:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Share options	4,495	6,650	8,587	8,860
Performance share options	441	823	1,311	823
PSUs	184	137	329	137
RSUs	1,157	1,286	2,455	1,419
Clawback shares	559	1,230	1,112	2,447
	6,836	10,126	13,794	13,686

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	Information with respect to share options for the six months ending June 30, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	9,809,788	£0.04
Granted	2,631,739	£0.00
Exercised	(1,055,453)	£0.01
Forfeited	(517,941)	£0.01
Options held as at June 30, 2023	10,868,133	£0.04

Exercisable as at June 30, 2023	4,950,640	£0.07

Disclosure of the fair value of the share options as at the grant date
A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the six months ended June 30, 2023:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	95.9%
Risk-free rate	3.05%
Expected dividend rate	—
Fair value	£4.26

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the six months ended June 30, 2023:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	88.6%
Risk-free rate	3.59%
Expected dividend rate	—
Fair value	£3.33

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the six months ending June 30, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	877,704	£0.00
Granted	1,350,482	£0.00
Forfeited	(239,192)	£0.00
Options held as at June 30, 2023	1,988,994	£0.00

Exercisable as at June 30, 2023	39,304	£0.00

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the six months ending June 30, 2023 is as follows:

Number of PSUs
PSUs held as at January 01, 2023	146,285
Granted	342,548
PSUs held as at June 30, 2022	488,833

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	The awards expire on the cessation of the participant’s employment with the Group. Information with respect to restricted share units for the six months ending June 30, 2023 is as follows:

Number of RSUs
RSUs held as at 1 January 2023	759,696
Granted	593,346
Exercised	(257,955)
Forfeited	(10,254)
RSUs held as at 30 June 2023	1,084,833